Stock Options (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Number of Options
Outstanding Beginning	1,325,837	970,838
Grants	15,000	805,000
Exercises		(190,000)
Forfeitures	(73,335)	(260,001)
Outstanding Ending	1,267,502	1,325,837
Exercisable Ending	710,002
Available for grant Ending	3,315,831
Weighted Average Exercise Price ($)
Weighted-average exercise price Beginning	$ 2.68	$ 2.03
Grants	1.40	2.90
Exercises		1.65
Forfeitures	2.46	1.69
Weighted-average exercise price Ending	2.68	$ 2.68
Exercisable Ending	$ 2.52
Weighted Average Remaining Contractual Term
Outstanding Ending	7 years 4 months 13 days
Exercisable Ending	6 years 6 months 15 days
Aggregate Intrinsic Value ($)
Outstanding Ending	$ 344,500
Exercisable Ending	$ 335,650